BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	31,096,000	30,255,000
Common stock, shares outstanding	31,096,000	30,255,000